Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of unused tax losses carried forward

	Gross losses £’000	Potential deferred tax asset £’000
31 December 2022	71,139	17,867
31 December 2021	67,210	16,925
31 December 2020	63,183	13,076